Statements of Operations and Comprehensive Income/(Loss) (GGLG PROPERTIES PTY. LTD) - GGLG PROPERTIES PTY. LTD. [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
REVENUE	$ 18,537	$ 13,960	$ 36,586	$ 30,966	$ 53,799	$ 59,830
OPERATING EXPENSES - general and administrative	(24,898)	(7,108)	(37,798)	(54,700)	(88,231)	(24,140)
(LOSS)/PROFIT FROM OPERATIONS	(6,361)	6,852	(1,212)	(23,734)	(34,432)	35,690
FINANCE COSTS	(12,333)	(7,111)	(23,884)	(14,622)	(29,207)	(17,710)
(LOSS)/PROFIT FROM OPERATIONS	(18,694)	(259)	(25,096)	(38,356)	(63,639)	17,980
TAX EXPENSE:
Deferred tax
Income tax
TOTAL TAX EXPENSE
NET PROFIT/(LOSS)	(18,694)	(259)	(25,096)	(38,356)	(63,639)	17,980
OTHER COMPREHENSIVE GAIN/(LOSS)
Foreign currency translation gain/(loss)	5,828	6,849	9,384	(1,033)	(4,930)	(16,745)
TOTAL COMPREHENSIVE (LOSS)/INCOME	$ (12,866)	$ 6,590	$ (15,712)	$ (39,389)	$ (68,569)	$ 1,235